K&L GATES LLP STATE STREET FINANCIAL CENTER ONE LINCOLN STREET BOSTON, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

VIA EDGAR TRANSMISSION

Clair Pagnano
Clair.pagnano@klgates.com

April 22, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance High Income 2021 Target Term Trust

Registration Statement on Form N-2 (333-209436; 811-23136)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance High Income 2021 Target Term Trust (the “Trust”), is a pre-effective amendment to the Trust’s Registration Statement on Form N-2 (“Pre-Effective Amendment No. 2”).

This Pre-Effective Amendment No. 2 reflects, among other things, changes made in response to the Staff’s comments received by telephone on April 19, 2016, responses to which were submitted in a letter dated April 20, 2016, and certain additional nonmaterial edits, including the addition of an additional portfolio manager, Kelley Baccei. The Pre-Effective Amendment No. 2 transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/ Clair E. Pagnano
Clair E. Pagnano
K&L Gates LLP